Line of Credit	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Line of Credit

9 – LINE OF CREDIT

During fiscal 2013, a working capital line of credit was available at approximately $49,232 (equivalent to $50,000 Canadian, the Company’s functional currency) from the Company’s major financial institution. This credit facility is secured by the Company’s assets. Amounts drawn on this credit facility bears interest at the prime rate, as published by the Royal Bank of Canada, plus 1.75%.

In order to maintain the working capital line of credit the Company must maintain a Tangible Net Worth of greater than $150,000 Canadian dollars (equivalent to $147,696 US dollars) and a ratio of current assets to current liabilities greater than 1.10:1. During fiscal years 2011, 2012 and 2013 the Company has not been in violation of these covenants.

As at March 31, 2011, March 31, 2012 and March 31, 2013 nothing was drawn down on these lines of credit. The lines of credit do not have defined expiration or renewal dates.